Note 19 (Tables)	12 Months Ended
Dec. 31, 2023
Tax Assets And Liabilties [Abstract]
Reconciliation of taxation at the Spanis corporation tax rate to the tax expense recorded for the year [Table Text Block]
The reconciliation of the Group’s corporate income tax expense resulting from the application of the Spanish corporation income tax rate and the income tax expense recognized in the consolidated income statements is as follows:

Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Millions of Euros)
		2023		2022 ⁽¹⁾		2021
	Amount	Effective tax %	Amount	Effective tax %	Amount	Effective tax %
Profit or (-) loss before tax	12,419		10,268		8,399
From continuing operations	12,419		10,268		7,247
From discontinued operations	—		—		1,152
Taxation at Spanish corporation tax rate 30%	3,726		3,080		2,519
Lower/higher effective tax rate from foreign entities ⁽²⁾	2		317		(332)
Mexico	(194)	27%	(203)	26%	(109)	27%
Chile	(4)	11%	(8)	13%	(5)	22%
Colombia	(25)	14%	24	37%	—	30%
Peru	(55)	20%	(16)	27%	5	31%
Turkey	314	57%	621	70%	(125)	23%
USA	5	33%	17	17%	(62)	19%
Others	(39)		(118)		(36)
Revenues with lower tax rate (dividends/capital gains)	(26)		(25)		(30)
Equity accounted earnings	(8)		(6)		—
USA Sale effect	—		—		544
Other effects	309		139		80
Income tax	4,003		3,505		2,781
Of which: Continuing operations	4,003		3,505		1,909
Of which: Discontinued operations			—		872
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.

Effective tax rate [Table Text Block]
The effective income tax rate for the Group in the years ended December 31, 2023, 2022 and 2021 is as follows:

Effective tax rate (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Income from:
Consolidated tax group in Spain	2,601	2,206	655
Other Spanish entities	6	(462)	5
Foreign entities	9,812	8,524	6,587
Gains (losses) before taxes from continuing operations	12,419	10,268	7,247
Tax expense or income related to profit or loss from continuing operations	4,003	3,505	1,909
Effective tax rate	32.2%	34.1%	26.3%
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Tax recognized in total equity [Table Text Block]
In addition to the income tax expense recognized in the consolidated income statements, the Group has recognized the following income tax charges for these items in the consolidated total equity:

Tax recognized in total equity (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Charges/credits to total equity
Debt securities and others	217	801	(174)
Equity instruments	68	(56)	(33)
Total	285	745	(207)
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Tax assets and liabilities [Table Text Block]
The balance under the heading "Tax assets" in the consolidated balance sheets includes the balances receivable from the tax authorities relating to current and deferred tax assets. The balance under the “Tax liabilities” heading includes the balances payable in respect of the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

Tax assets and liabilities (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Tax assets
Current tax assets (2)	2,860	1,978	932
Deferred tax assets	14,641	14,747	14,917
Pensions	445	422	416
Financial Instruments	1,069	1,478	1,408
Loss allowances	2,127	1,834	1,676
Other	1,467	1,261	1,101
Secured tax assets	8,534	8,689	9,304
Tax losses	999	1,063	1,012
Total	17,501	16,725	15,850
Tax liabilities
Current tax liabilities (2)	878	1,415	644
Deferred tax liabilities	1,677	1,520	1,769
Financial Instruments	761	557	1,124
Other	916	963	645
Total	2,554	2,935	2,413
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) The increase in current tax assets relates mainly to a higher tax receivable by the tax group in Spain for the refund of year 2023 corporate income tax as a result of the instalment payments made in the year. On the other hand, the decrease in current tax liabilities mainly corresponds to a lower tax payable in Mexico in relation to the estimated corporate income tax for the year 2023, due to the increase in its installment payments for the year.

Deferred tax assets and liabilities annual variations [Table Text Block]
The most significant variations of the deferred tax assets and liabilities in the years 2023, 2022 and 2021 were derived from the following items:

Deferred tax assets and liabilities. Annual variations (Millions of Euros)
		2023		2022 ⁽¹⁾		2021
	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities
Balance at the beginning	14,747	1,520	14,917	1,769	15,327	1,809
Pensions	23	—	6	—	(23)	—
Financials instruments	(409)	204	70	(567)	116	216
Loss allowances	293	—	158	—	(7)	—
Others	206	(47)	160	318	32	(256)
Secured tax assets	(155)	—	(615)	—	(57)	—
Tax losses	(64)	—	51	—	(471)	—
Balance at the end	14,641	1,677	14,747	1,520	14,917	1,769
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Secured tax assets [Table Text Block]
Of the deferred tax assets contained in the above table, the detail of the items and amounts guaranteed by the Spanish government, broken down by the items that originated those assets is as follows:

Secured tax assets (Millions of Euros)
	2023	2022	2021
Pensions	1,622	1,622	1,759
Loss allowances	6,912	7,067	7,545
Total	8,534	8,689	9,304